Summary of Preferred Stock Preferences in Connection with Issuance of Series D Convertible Preferred Stock (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Aug. 31, 2013
Series D Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Dividend Rate	8.00%
Preferred stock conversion ratio	1
Liquidation Preference Per Share	$ 11.960
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Dividend Rate	8.00%
Preferred stock conversion ratio	1
Liquidation Preference Per Share	$ 8.790
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Dividend Rate	8.00%
Preferred stock conversion ratio	1
Liquidation Preference Per Share	$ 8.790	$ 21.2648
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Dividend Rate	8.00%
Preferred stock conversion ratio	2.193204365
Liquidation Preference Per Share	$ 31.092	$ 38.8659